Financial risk management and derivative financial instruments - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Impact on (loss) profit before tax | Currency risk | Sterling: US dollar exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	(0.05)
Impact of 5 cent fall in exchange rate	$ (8)	$ (38)	$ (14)
Impact on (loss) profit before tax | Currency risk | Euro: US dollar exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	(0.05)
Impact of 5 cent fall in exchange rate	$ (4)	(7)	(3)
Impact on (loss) profit before tax | Interest rate risk | US dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	0.01
Impact of 1% increase interest rates	$ 4	4	2
Impact on (loss) profit before tax | Interest rate risk | Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	0.01
Impact of 1% increase interest rates	$ 5	3	9
Impact on net liabilities | Currency risk | Sterling: US dollar exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	(0.05)
Impact of 5 cent fall in exchange rate	$ (12)	3	(12)
Impact on net liabilities | Currency risk | Euro: US dollar exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	(0.05)
Impact of 5 cent fall in exchange rate	$ 21	25	49
Impact on net liabilities | Currency risk | Sterling: euro exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity thresholds	(0.05)
Impact of 5 cent fall in exchange rate	$ 34	$ 31	$ 64